Expense Example - TREASURY TRUST FUND - DLT Shares	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	99
Expense Example, with Redemption, 10 Years	$ 228